CONCENTRATION OF RISK (Details 2)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	65.50%	45.70%	41.10%
Supplier A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.00%	16.00%	29.00%